Leases (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Leases
Balance, beginnng of year	$ 2,385,330	$ 2,761,961
Acqusition of Engine	4,042
Depreciation	(191,347)	(376,631)
Balance, end of year	$ 2,198,025	$ 2,385,330